Supplement to the
Fidelity® Macro Opportunities Fund and Fidelity® Risk Parity Fund
Class A, Class M, Class C, Class I, and Class Z
April 1, 2023
Prospectus

The following information replaces similar information for Fidelity® Macro Opportunities Fund found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Jordan Alexiev (Co-Portfolio Manager) has managed the fund since 2022.
Brett Sumsion (Co-Portfolio Manager) has managed the fund since 2023.
The following information replaces the biographical information for Fidelity® Macro Opportunities Fund found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Jordan Alexiev is Co-Portfolio Manager of Fidelity® Macro Opportunities Fund, which he has managed since 2022. Since joining Fidelity Investments in 2002, Mr. Alexiev has worked as a team leader in the Asset Allocation Research Team and portfolio manager.
Brett Sumsion is Co-Portfolio Manager of Fidelity® Macro Opportunities Fund, which he has managed since 2023. He also manages other funds. Since joining Fidelity Investments in 2014, Mr. Sumsion has worked as a portfolio manager.
AGMO-PSTK-0723-100 1.9910260.100	July 3, 2023
Supplement to the
Fidelity® Macro Opportunities Fund and Fidelity® Risk Parity Fund
April 1, 2023
Prospectus

The following information replaces similar information for Fidelity® Macro Opportunities Fund found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Jordan Alexiev (Co-Portfolio Manager) has managed the fund since 2022.
Brett Sumsion (Co-Portfolio Manager) has managed the fund since 2023.
The following information replaces the biographical information for Fidelity® Macro Opportunities Fund found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Jordan Alexiev is Co-Portfolio Manager of Fidelity® Macro Opportunities Fund, which he has managed since 2022. Since joining Fidelity Investments in 2002, Mr. Alexiev has worked as a team leader in the Asset Allocation Research Team and portfolio manager.
Brett Sumsion is Co-Portfolio Manager of Fidelity® Macro Opportunities Fund, which he has managed since 2023. He also manages other funds. Since joining Fidelity Investments in 2014, Mr. Sumsion has worked as a portfolio manager.
GMO-PSTK-0723-100 1.9910261.100	July 3, 2023